MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Cpt Investments Ltd [Member]	Jun. 29, 2011 Cpt Investments Ltd [Member] EUR (€)	Sep. 27, 2012 Ethniki Hellenic General Insurance Sa [Member] EUR (€)	Dec. 31, 2012 Banca Romaneasca [Member]	Mar. 15, 2012 Banca Romaneasca [Member] EUR (€)	Aug. 17, 2010 Stopanska Banka Ad Skopje [Member] EUR (€)	Sep. 03, 2010 Nbg Factoring Romania Ifn Sa [Member]	Nov. 09, 2012 Finansbank [Member]	Nov. 04, 2010 Finansbank [Member] USD ($)	Nov. 04, 2010 Finansbank [Member] TRY	Dec. 31, 2012 Finans Investment Trust [Member] TRY	Dec. 31, 2011 Finans Investment Trust [Member] TRY	Apr. 30, 2010 Finans Investment Trust [Member] TRY	Dec. 31, 2012 Finans Leasing [Member] TRY	Dec. 31, 2010 Finans Leasing [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] EUR (€)	Aug. 13, 2010 Finans Leasing [Member] TRY	Jul. 01, 2012 Banka Nbg Albania Sh.A	Oct. 04, 2012 ASTIR Marina Vouliagmenis SA EUR (€)	Oct. 29, 2012 Hotel Perun Bansco BGN	Nov. 16, 2012 Finans Consumer Finance TRY	Nov. 09, 2012 Finans Pension TRY	Nov. 09, 2012 Cigna Nederland Gamma B.V.	Oct. 19, 2012 NBG Leasing IFN RON
Effects Of Changes In Ownership [Abstract]
Net loss attributable to NBG shareholders	$ (3,315,682,000)	€ (2,537,491,000)	€ (14,539,668,000)	€ (354,772,000)
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd		0	216,861,000	0
Decrease in NBG's paid-in-capital for purchase of 10,2% of Banca Romaneasca		(7,100,000)	0	0
Increase / (decrease) in NBG's paid-in-capital due to minor changes in participations in other subsidiaries		(3,101,000)	2,623,000	4,078,000
Transfers (to) / from the non-controlling interest		(10,201,000)	219,484,000	4,078,000
Change from net income attributable to NBG shareholders and transfers (to) / from noncontrolling interest		(2,547,692,000)	(14,320,184,000)	(350,694,000)
Gain On Disposal Of Subsidiary [Abstract]
Total cash consideration		87,738,000
Plus: Fair value of interest retained		104,298,000
Less: Net assets derecognized		(30,100,000)
Less: Expenses		(4,668,000)
Gain		157,268,000
Fair value of interest retained (49%) in the former subsidiary Finans Pension (see Note 4)	137,107,000		0	0
Less: 49% of net assets derecognized (30.100 x 49%)		(14,749,000)
Portion of gain		89,549,000
Mergers Acquisitions Disposals Disclosure Textual Details [Line Items]
Disposal by the Bank/ Group of (in %)																20.90%	10.73%								100.00%	51.00%
Total consideration agreed (in EUR)						587,800,000
Acquisition by Bank / Group (in %)						49.90%			10.20%						32.86%			4.61%	5.11%	27.30%	27.30%		85.30%	100.00%
Total consideration agreed									26,100,000	35,200,000										42,300,000
Total consideration agreed (in TL)															5,800,000	5,000,000	2,700,000	21,600,000	20,500,000		81,700,000				4,300,000	202,900,000
Total Group shareholding including this transaction						100.00%			99.30%						83.30%	52.10%	71.93%	95.30%		90.90%	90.90%	100.00%						99.30%
The Bank aquired from European Bank for Reconstruction and Development (EBRD) % of share capital of (in %)										21.60%
The Bank aquired from International Finance Association (IFC) % of share capital of (in %)										10.80%
Banca Romaneasca owns (in %)											99.00%
NBG Leasing IFN S.A. owns (in %)											1.00%
Share capital increase (in TL)														551,300,000
Of which in cash (in TL)														547,100,000
and the remaining by capitalisation of reserves														4,100,000
Cash contribution by the Bank / Group to share capital increase of (in TL)														518,700,000
The contribution was partially covered by the proceeds from repayment by Finasbank of subordinated debt (in TL)														495,800,000
The contribution covered by the proceeds from repayment by Finasbank of subordinated debt (in USD)													325,000,000
The contribution was partially covered by the reinvestment of dividend (in TL)														22,900,000
Consideration paid in cash (in EUR)						42,900,000
Consideration used to waive of debt (in EUR)						544,900,000
Mergers Acquisitions Disposals Parentheticals [Abstract]
Purchase Of subsidiary					49.90%			10.20%
Capital contributed of subsidiary																							5,000,000
Share capital increase of subsidiary							500,000,000																					67,000,000
Joint Venture of subsidiary												49.00%															51.00%
Fair Value Of Hotel Perun Bansco																								12,000,000